FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
Asset-backed securities:
Asset-backed securities		£ 40,901	£ 55,311
Corporate and other debt securities		4,615	6,030
Total debt securities classified as loans and receivables		3,643	3,397
Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities		3,626	3,379
Corporate and other debt securities		43	94
Total debt securities classified as loans and receivables		3,643	3,397
Investment Grade [Member]
Asset-backed securities:
Total debt securities classified as loans and receivables		27,732	25,219
Investment Grade [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities	[1]	3,530	3,281
Corporate and other debt securities	[1]	27	29
Other [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities	[2]	96	98
Corporate and other debt securities	[2]	16	65
Mortgages [member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities		2,366	2,089
Mortgages [member] | Investment Grade [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities	[1]	2,366	2,089
Mortgages [member] | Other [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities	[2]
Other asset-backed [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities		1,260	1,290
Other asset-backed [Member] | Investment Grade [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities	[1]	1,164	1,192
Other asset-backed [Member] | Other [Member] | Loans and receivables, category [member]
Asset-backed securities:
Asset-backed securities	[2]	96	98
Debt securities held within loans and receivables [Member] | Loans and receivables, category [member]
Asset-backed securities:
Gross exposure		3,669	3,473
Allowance for impairment losses		(26)	(76)
Debt securities held within loans and receivables [Member] | Investment Grade [Member] | Loans and receivables, category [member]
Asset-backed securities:
Gross exposure	[1]	3,557	3,310
Debt securities held within loans and receivables [Member] | Other [Member] | Loans and receivables, category [member]
Asset-backed securities:
Gross exposure	[2]	£ 112	£ 163

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2017: 89 million; 2016: 91 million) and not rated (2017: 23 million; 2016: 72 million).